Convertible loans (Tables)	6 Months Ended
Jun. 30, 2024
Short-Term Debt [Abstract]
Schedule of convertible loan from third parties

	December 31, 2023	June 30, 2024	June 30, 2024
	S$’000	S$’000	US$’000

Convertible loan from noteholders (a)	368	-	-
Convertible loans (b)	1,950	-	-
Debt issuance cost (b)	(15)	-	-
	2,303)	-	-
Less: Current portion	(2,303)	-	-
Non-current portion	-	-	-

(a)	Convertible loan from noteholders

This refers to an exchangeable note amounting to S$600,000 arising from the acquisition by Ryde Technologies Pte. Ltd. of Meili Technologies Pte. Ltd. pursuant to which the purchase consideration was satisfied by the issuance of exchangeable notes to the Meili Noteholders each exchangeable into shares in the Company. In September 2023 and on March 14, 2024, a total of 38,251 and 68,478 Class A Ordinary Shares, respectively, were issued to certain Meili Noteholders pursuant to an exchange of their exchangeable notes under the exchangeable note subscription agreement dated 12 April 2023.

(b)	Convertible loan from third parties

Schedule of convertible loan

The convertible loan as of December 31, 2023 are set out below:

Loan	Currency	Period	Interest rate per annum	Guarantees	Other security	Carrying amount (S$’000)	Carrying amount (US$’000)
Unsecured fixed rate convertible loan	SGD	24-month	5%	Nil	-	1,935	1,467